Allowance for doubtful accounts and credit losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, non-current	¥ 28,738	¥ 30,269